Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Apr. 30, 2018
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Apr. 30, 2018
Document Effective Date	Apr. 30, 2018
Prospectus Date	Apr. 30, 2018
Sirios Long/Short Fund | Class A
Prospectus [Line Items]
Trading Symbol	SLHAX
Sirios Long/Short Fund | Advisor Class
Prospectus [Line Items]
Trading Symbol	SLHDX
Sirios Long/Short Fund | Institutional Class
Prospectus [Line Items]
Trading Symbol	SLHIX
Sirios Long/Short Fund | Retail Class
Prospectus [Line Items]
Trading Symbol	SLHZX